Commitments and Contingencies - Litigations in Progress (Detail) - 12 months ended Dec. 31, 2023
₺ in Millions, ₩ in Millions, ₨ in Millions, ₨ in Millions, ฿ in Millions, ¥ in Millions, R$ in Millions, $ in Millions
	USD ($) Cash_Generating_Units	KRW (₩)	THB (฿)	INR (₨)	PKR (₨)	BRL (R$)	CNY (¥)	TRY (₺)
POSCO HOLDINGS INC. [member]
Disclosure of contingent liabilities [line items]
Description	POSCO HOLDINGS INC. has provided 3 blank checks to Korea Energy Agency as collateral for long-term foreign currency borrowings.
POSCO INTERNATIONAL Corporation [member]
Disclosure of contingent liabilities [line items]
Description	As of December 31, 2023, POSCO INTERNATIONAL Corporation has provided 29 blank promissory notes and 18 blank checks to Korea Energy Agency and others as collateral for the guarantee on performance for contracts and others.
POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member]
Disclosure of contingent liabilities [line items]
Description	As of December 31, 2023, POSCO Eco & Challenge Co., Ltd. has provided 41 blank checks and 4 blank promissory notes as collateral for agreements and outstanding loans.
POSCO DX (formerly, POSCO ICT) [member]
Disclosure of contingent liabilities [line items]
Description	As of December 31, 2023, POSCO DX has provided 7 blank checks to financial institutions as collateral for the guarantee on performance for contracts and others.
KRW [member] | POSCO HOLDINGS INC. [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	4
Claim amount | ₩		₩ 9,945
Description	Lawsuit on claim for damages and others
KRW [member] | POSCO [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	35
Claim amount | ₩		205,234
Description	Lawsuit on claim for employee right and others
KRW [member] | POSCO INTERNATIONAL Corporation [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	6
Claim amount | ₩		75,458
Description	Lawsuit on claim for damages and others
KRW [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	106
Claim amount | ₩		428,767
Description	Lawsuit on claim for damages and others
KRW [member] | POSCO DX (formerly, POSCO ICT) [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	11
Claim amount | ₩		6,789
Description	Lawsuit on claim for damages and others
KRW [member] | POSCO FUTURE M CO., LTD. (formerly, POSCO CHEMICAL CO., LTD) [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	3
Claim amount | ₩		5,789
Description	Lawsuit on claim for damages and others
KRW [member] | POSCO M-TECH [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount | ₩		67
Description	Lawsuit on claim for damages
KRW [member] | POSCO A&C [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	3
Claim amount | ₩		2,181
Description	Lawsuit on claim for payment on construction and others
KRW [member] | POSCO WIDE Co., Ltd. [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	2
Claim amount | ₩		563
Description	Lawsuit on claim for damages and others
KRW [member] | eNtoB Corporation [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount | ₩		14
Description	Lawsuit on claim for damages
KRW [member] | Shinan Green Energy Co., LTD [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount | ₩		0
Description	Lawsuit on claim for land delivery
INR [member] | POSCO INTERNATIONAL Corporation [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	2
Claim amount		69,276		₨ 4,469,396
Description	Lawsuit on claim for payment on guarantees and others
INR [member] | POSCO-INDIA STEEL DISTRIBUTION CENTER PRIVATE LIMITED [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount		8,138		525,000
Description	Lawsuit on claim for damages
INR [member] | POSCO Engineering and Construction India Private Limited [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	2
Claim amount		7,657		493,968
Description	Lawsuit on claim for payment and others
INR [member] | POSCO INDIA PROCESSING CENTER PRIVATE LIMITED [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount		844		54,420
Description	Lawsuit on claim for damages
INR [member] | POSCO-India Private Limited [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount		38		₨ 2,466
Description	Lawsuit on claim for wages
PKR [member] | POSCO INTERNATIONAL Corporation [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount		570			₨ 124,775
Description	Lawsuit on claim for damages
USD [member] | POSCO INTERNATIONAL Corporation [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	6
Claim amount	$ 75,389	97,207
Description	Lawsuit on claim for damages and others
USD [member] | POSCO ASIA COMPANY LIMITED [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount	$ 80	103
Description	Lawsuit on claim for damages
USD [member] | POSCO-China Holding Corp. [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount	$ 1,290	1,663
Description	Lawsuit on claim for damages
USD [member] | POSCO INTERNATIONAL TEXTILE LLC. [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount	$ 2,389	3,081
Description	Lawsuit on claim for payment on contract(
USD [member] | Pos-Sea Pte Ltd [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount	$ 3,200	4,126
Description	Lawsuit over contract dispute
USD [member] | POSCO ASSAN TST STEEL INDUSTRY Inc [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	13
Claim amount	$ 80	103
Description	Lawsuit on claim for labor and others
BRL [member] | POSCO DX (formerly, POSCO ICT) [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount		3,938				R$ 14,819
Description	Lawsuit on claim for damages
BRL [member] | POSCO ENGINEERING & CONSTRUCTION DO BRAZIL LTDA. [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	78
Claim amount		49,257				185,366
Description	Lawsuit on claim for payment on construction and others(
BRL [member] | Brazil Sao Paulo Steel Processing Center [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	7
Claim amount		1,788				R$ 6,729
Description	Lawsuit on claim for labor and others
CNY [member] | POSCO(Suzhou) Automotive Processing Center Co., LTD. [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	2
Claim amount		6					¥ 31
Description	Lawsuit on claim for invalidation of dismissal
CNY [member] | QINGDAO POHANG STAINLESS STEEL CO., LTD. [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount		2,398					13,260
Description	Lawsuit on claim for contract termination
CNY [member] | POSCO Center Beijing [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount		15					80
Description	Lawsuit on claim for contract termination
CNY [member] | POSCO E&C CHINA Co., Ltd. [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount		138					¥ 765
Description	Lawsuit over contract dispute
THB [Member] | POSCO Thainox Public Company Limited [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount		113	฿ 3,000
Description	Lawsuit on invalidation of a check
TRY [member] | POSCO TNPC Otomotiv Celik San. Ve Tic. A.S [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	4
Claim amount		₩ 49						₺ 1,132
Description	Lawsuit over industrial accidents and others